Pension liability - Projected Benefit Obligation (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension liability [Abstract]
Projected benefit obligation at January 1	$ 9,920	$ 8,097
Service cost for benefits earned	1,440	1,445	2,021
Interest cost	259	329	334
Actuarial gains	20	539
Benefits paid	(60)	(87)
Payroll tax of employer contribution	(92)	(57)
Foreign currency exchange rate changes	799	(346)
Projected benefit obligation at end of year	$ 12,286	$ 9,920	$ 8,097